CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2024 $ / shares shares	Jun. 30, 2023 $ / shares shares
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.3	$ 0.3
Ordinary shares, shares authorized (in shares)	10,000,000	10,000,000
Ordinary shares, shares issued (in shares)	7,758,348	3,381,092
Ordinary shares, shares outstanding ((in shares)	7,758,348	3,381,092